Fair value measurement	3 Months Ended
Jan. 31, 2022
Text block [abstract]
Fair value measurement
Note 3.    Fair value measurement
Fair value of financial instruments

		Carrying value
$ millions, as at		Amortized cost	Mandatorily measured at FVTPL	Designated at FVTPL	Fair value through OCI	Total	Fair value	Fair value over (under) carrying value
2022	Financial assets
Jan. 31	Cash and deposits with banks	$43,042	$308	$–	$–	$43,350	$43,350	$–
	Securities	45,489	80,633	–	52,881	179,003	178,947	(56)
	Cash collateral on securities borrowed	14,096	–	–	–	14,096	14,096	–
	Securities purchased under resale agreements	59,511	7,464	–	–	66,975	66,975	–
	Loans
	Residential mortgages	256,796	10	–	–	256,806	254,838	(1,968)
	Personal	41,897	–	–	–	41,897	41,873	(24)
	Credit card	10,512	–	–	–	10,512	10,512	–
	Business and government	136,166	27,079	309	–	163,554	163,435	(119)
	Derivative instruments	–	33,066	–	–	33,066	33,066	–
	Customers’ liability under acceptances	10,618	–	–	–	10,618	10,618	–
	Other assets	19,979	–	–	–	19,979	19,979	–
	Financial liabilities
	Deposits
	Personal	$210,594	$–	$9,488	$–	$220,082	$220,021	$(61)
	Business and government	352,007	–	10,355	–	362,362	363,541	1,179
	Bank	19,794	–	–	–	19,794	19,794	–
	Secured borrowings	46,224	–	1,246	–	47,470	47,645	175
	Derivative instruments	–	29,236	–	–	29,236	29,236	–
	Acceptances	10,656	–	–	–	10,656	10,656	–
	Obligations related to securities sold short	–	23,272	–	–	23,272	23,272	–
	Cash collateral on securities lent	2,286	–	–	–	2,286	2,286	–
	Obligations related to securities sold under repurchase agreements	64,380	–	4,042	–	68,422	68,422	–
	Other liabilities	17,774	112	26	–	17,912	17,912	–
	Subordinated indebtedness	5,531	–	–	–	5,531	5,769	238
2021	Financial assets
Oct. 31	Cash and deposits with banks	$56,701	$296	$–	$–	$56,997	$56,997	$–
	Securities	35,159	72,192	53	53,997	161,401	161,712	311
	Cash collateral on securities borrowed	12,368	–	–	–	12,368	12,368	–
	Securities purchased under resale agreements	60,482	7,090	–	–	67,572	67,572	–
	Loans
	Residential mortgages	251,230	16	–	–	251,246	249,786	(1,460)
	Personal	41,129	–	–	–	41,129	41,114	(15)
	Credit card	10,509	–	–	–	10,509	10,509	–
	Business and government	123,054	25,651	332	–	149,037	148,960	(77)
	Derivative instruments	–	35,912	–	–	35,912	35,912	–
	Customers’ liability under acceptances	10,958	–	–	–	10,958	10,958	–
	Other assets	21,054	–	–	–	21,054	21,054	–
	Financial liabilities
	Deposits
	Personal	$205,461	$–	$8,471	$–	$213,932	$213,949	$17
	Business and government	334,632	–	9,756	–	344,388	345,533	1,145
	Bank	20,246	–	–	–	20,246	20,246	–
	Secured borrowings	41,539	–	1,053	–	42,592	42,838	246
	Derivative instruments	–	32,101	–	–	32,101	32,101	–
	Acceptances	10,961	–	–	–	10,961	10,961	–
	Obligations related to securities sold short	–	22,790	–	–	22,790	22,790	–
	Cash collateral on securities lent	2,463	–	–	–	2,463	2,463	–
	Obligations related to securities sold under repurchase agreements	67,905	–	3,975	–	71,880	71,880	–
	Other liabilities	16,854	113	51	–	17,018	17,018	–
	Subordinated indebtedness	5,539	–	–	–	5,539	5,820	281

The table below presents the level in the fair value hierarchy into which the fair values of financial instruments, that are carried at fair value on the interim consolidated balance sheet, are categorized:

	Level 1		Level 2		Level 3
	Quoted market price		Valuation technique – observable market inputs		Valuation technique – non-observable market inputs		Total	Total
$ millions, as at	2022 Jan. 31	2021 Oct. 31	2022 Jan. 31	2021 Oct. 31	2022 Jan. 31	2021 Oct. 31	2022 Jan. 31	2021 Oct. 31
Financial assets
Deposits with banks	$–	$–	$308	$296	$–	$–	$308	$296
Securities mandatorily measured and designated at FVTPL
Government issued or guaranteed	2,639	3,015	25,941 (1)	24,737 (1)	–	–	28,580	27,752
Corporate equity	45,184	37,981	300	219	4	4	45,488	38,204
Corporate debt	–	–	3,909	3,997	2	2	3,911	3,999
Mortgage- and asset-backed	–	–	2,568 (2)	2,235 (2)	86	55	2,654	2,290
	47,823	40,996	32,718	31,188	92	61	80,633	72,245

Loans mandatorily measured at FVTPL
Business and government	–	–	26,748	24,945	640 (3)	1,038 (3)	27,388	25,983
Residential mortgages	–	–	10	16	–	–	10	16
	–	–	26,758	24,961	640	1,038	27,398	25,999

Debt securities measured at FVOCI
Government issued or guaranteed	3,915	5,309	40,219	38,122	–	–	44,134	43,431
Corporate debt	–	–	5,829	7,833	–	–	5,829	7,833
Mortgage- and asset-backed	–	–	2,030	1,897	–	–	2,030	1,897
	3,915	5,309	48,078	47,852	–	–	51,993	53,161

Equity securities designated at FVOCI
Corporate equity	77	125	361	319	450	392	888	836

Securities purchased under resale agreements
measured at FVTPL	–	–	7,464	7,090	–	–	7,464	7,090
Derivative instruments
Interest rate	6	3	9,187	8,948	25	35	9,218	8,986
Foreign exchange	–	–	9,732	11,707	–	–	9,732	11,707
Credit	–	–	13	4	43	49	56	53
Equity	3,859	4,650	1,968	1,877	16	13	5,843	6,540
Precious metal	–	–	108	132	–	–	108	132
Other commodity	249	343	7,860	8,151	–	–	8,109	8,494
	4,114	4,996	28,868	30,819	84	97	33,066	35,912
Total financial assets	$55,929	$51,426	$144,555	$142,525	$1,266	$1,588	$201,750	$195,539
Financial liabilities
Deposits and other liabilities (4)	$–	$–	$(20,416)	$(18,702)	$(811)	$(742)	$(21,227)	$(19,444)
Obligations related to securities sold short	(5,540)	(11,226)	(17,732)	(11,564)	–	–	(23,272)	(22,790)
Obligations related to securities sold under
repurchase agreements	–	–	(4,042)	(3,975)	–	–	(4,042)	(3,975)
Derivative instruments
Interest rate	(2)	–	(8,917)	(8,426)	(213)	(136)	(9,132)	(8,562)
Foreign exchange	–	–	(9,237)	(11,039)	–	–	(9,237)	(11,039)
Credit	–	–	(49)	(50)	(48)	(54)	(97)	(104)
Equity	(2,930)	(3,422)	(4,386)	(5,280)	(16)	(77)	(7,332)	(8,779)
Precious metal	–	–	(125)	(147)	–	–	(125)	(147)
Other commodity	(484)	(1,122)	(2,829)	(2,348)	–	–	(3,313)	(3,470)
	(3,416)	(4,544)	(25,543)	(27,290)	(277)	(267)	(29,236)	(32,101)
Total financial liabilities	$(8,956)	$(15,770)	$(67,733)	$(61,531)	$(1,088)	$(1,009)	$(77,777)	$(78,310)
(1)	Includes nil related to securities designated at FVTPL (October 31, 2021: $49 million).
(2)	Includes nil related to asset-backed securities designated at FVTPL (October 31, 2021: $4 million).
(3)	Includes $309 million related to loans designated at FVTPL (October 31, 2021: $332 million).
(4)
Comprises deposits designated at FVTPL of $20,259 million (October 31, 2021: $18,530 million), net bifurcated embedded derivative liabilities of
$830
 million (October 31, 2021:
$750
 million), other liabilities designated at FVTPL of
$26
 million (October 31, 2021:
$51
 million), and other financial liabilities measured at fair value of
$112
 million (October 31, 2021:
$113
 million).

Transfers between levels in the fair value hierarchy are deemed to have occurred at the beginning of the quarter in which the transfer occurred. Transfers between levels can occur as a result of additional or new information regarding valuation inputs and changes in their observability. During the quarter ended January 31, 2022, we transferred
$567
 million of securities mandatorily measured at FVTPL from Level 1 to Level 2, $
5,514
 million of securities sold short from Level 1 to Level 2, $
584

million

of derivative liabilities from Level 1 to Level 2, and $
21
 million of derivative assets from Level 1 to Level 2, and no transfers
from Level 2 to Level 1, due to changes in observability in the inputs used to value these securities and d
e
rivatives
(for the quarter ended October 31, 2021, $
2,283
 million of securities mandatorily measured at FVTPL and $
1,174
 million of securities sold short were transferred from Level 1 to Level 2
, no transfers of derivatives from Level 1 to Level 2, and no transfers from Level 2 to Level 1; for the quarter ended January 31, 2021,
$19
million of securities mandatorily measured at FVTPL and
$128
million of securities sold short were transferred from Level 1 to Level 2
, no transfers of derivatives from Level 1 to Level 2,
and
 no

transfers
from Level 2 to Level 1). In addition, transfers between Level 2 and Level 3 were made during the quarters ended January 31, 2022, October 31, 2021, and January 31, 2021, primarily due to changes in the assessment of the observability of certain correlation
 and
market volatility inputs that were used in measuring the fair v
a
lue of our fair value option liabilities and derivatives.
The following table presents the changes in fair value of financial assets and liabilities in Level 3. These instruments are measured at fair value utilizing non-observable
market inputs. We often hedge positions with offsetting positions that may be classified in a different level. As a result, the gains and losses for assets and liabilities in the Level 3 category presented in the table below do not reflect the effect of offsetting gains and losses on the related hedging instruments that are classified in Level 1 and Level 2.

		Net gains (losses) included in income (1)
$ millions, for the three months ended	Opening balance	Realized (2)	Unrealized	(2)(3)	Net unrealized gains (losses) included in OCI (4)	Transfer in to Level 3	Transfer out of Level 3	Purchases/ Issuances	Sales/ Settlements	Closing balance
Jan. 31, 2022
Securities mandatorily measured and designated at FVTPL
Corporate equity	$4	$–	$–		$–	$–	$–	$–	$–	$4
Corporate debt	2	–	–		–	–	–	–	–	2
Mortgage- and asset-backed	55	–	–		–	–	–	32	(1)	86
Loans mandatorily measured at FVTPL
Business and government	1,038	–	(3)		17	–	–	–	(412)	640
Equity securities designated at FVOCI
Corporate equity	392	–	–		47	–	–	27	(16)	450
Derivative instruments
Interest rate	35	–	(11)		–	–	–	–	1	25
Credit	49	(5)	(1)		–	–	–	–	–	43
Equity	13	–	(1)		–	10	(8)	2	–	16
Total assets	$1,588	$(5)	$(16)		$64	$10	$(8)	$61	$(428)	$1,266
Deposits and other liabilities (5)	$(742)	$8	$(156)		$–	$–	$2	$(21)	$98	$(811)
Derivative instruments
Interest rate	(136)	–	(66)		–	–	2	(16)	3	(213)
Credit	(54)	5	1		–	–	–	–	–	(48)
Equity	(77)	–	–		–	–	60	(2)	3	(16)
Total liabilities	$(1,009)	$13	$(221)		$–	$–	$64	$(39)	$104	$(1,088)
Oct. 31, 2021
Securities mandatorily measured and designated at FVTPL
Corporate equity	$6	$–	$(2)		$–	$–	$–	$–	$–	$4
Corporate debt	2	–	–		–	–	–	–	–	2
Mortgage- and asset-backed	132	–	–		–	–	–	–	(77)	55
Loans mandatorily measured at FVTPL
Business and government	1,044	–	(3)		(8)	–	–	45	(40)	1,038
Equity securities designated at FVOCI
Corporate equity	368	–	–		20	–	–	26	(22)	392
Derivative instruments
Interest rate	34	–	2		–	–	(2)	–	1	35
Credit	58	(9)	–		–	–	–	–	–	49
Equity	103	(3)	(36)		–	–	(22)	(13)	(16)	13
Total assets	$1,747	$(12)	$(39)		$12	$–	$(24)	$58	$(154)	$1,588
Deposits and other liabilities (5)	$(652)	$(358)	$287		$–	$–	$(15)	$(46)	$42	$(742)
Derivative instruments
Interest rate	(87)	–	(25)		–	2	(15)	(2)	(9)	(136)
Credit	(63)	9	–		–	–	–	–	–	(54)
Equity	(233)	(41)	146		–	–	49	(30)	32	(77)
Total liabilities	$(1,035)	$(390)	$408		$–	$2	$19	$(78)	$65	$(1,009)
Jan. 31, 2021
Securities mandatorily measured and designated at FVTPL
Corporate equity	$16	$–	$3		$–	$–	$–	$–	$–	$19
Corporate debt	25	–	5		–	–	–	–	–	30
Mortgage- and asset-backed	135	–	–		–	–	–	–	(33)	102
Loans mandatorily measured at FVTPL
Business and government	626	–	–		(25)	–	–	278	–	879
Equity securities designated at FVOCI
Corporate equity	240	–	–		19	–	–	17	(7)	269
Derivative instruments
Interest rate	48	–	(4)		–	–	–	–	1	45
Credit	98	(6)	9		–	–	–	–	–	101
Equity	212	–	15		–	–	–	–	(166)	61
Total assets	$1,400	$(6)	$28		$(6)	$–	$–	$295	$(205)	$1,506
Deposits and other liabilities (5)	$4	$–	$(387)		$–	$(2)	$(5)	$(2)	$25	$(367)
Derivative instruments
Interest rate	(28)	–	(47)		–	–	–	–	1	(74)
Credit	(107)	6	(8)		–	–	–	–	(4)	(113)
Equity	(163)	–	(44)		–	–	–	–	70	(137)
Total liabilities	$(294)	$6	$(486)		$–	$(2)	$(5)	$(2)	$92	$(691)
(1)	Cumulative AOCI gains or losses related to equity securities designated at FVOCI are reclassified from AOCI to retained earnings at the time of disposal or derecognition.
(2)	Includes foreign currency gains and losses related to debt securities measured at FVOCI.
(3)	Comprises unrealized gains and losses r e lating to the assets and liabilities held at the end of the reporting period.
(4)	Foreign exchange translation on loans mandatorily measured at FVTPL held by foreign operations and denominated in the same currency as the foreign operations is included in OCI.
(5)
Includes deposits designated at FVTPL of $137 million (October 31, 2021: $90 million; January 31, 2021: $136 million), net bifurcated embedded derivative liabilities of $648 million (October 31, 2021:
$601
million;
January 31, 2021:
$231 million) and other liabilities designated at FVTPL of $26 million (October 31, 2021: $51 million; January 31, 2021: nil).

Financial instruments designated at FVTPL (fair value option)
A net gain of $25 million, net of hedges for the three months ended January 31, 2022 (a net gain of $12 million and a net gain of $19 million for the three months ended October 31, 2021 and January 31, 2021, respectively), which is included in the interim consolidated statement of income under Gains (losses) from financial instruments measured/designated at FVTPL, net was recognized for FVO assets and FVO liabilities.
The fair value of a FVO liability reflects the credit risk relating to that liability. For those FVO liabilities for which we believe changes in our credit risk would impact the fair value from the note holders’ perspective, the related fair value changes were recognized in OCI.